Schedule of Classes of Shares Outstanding (Details) - shares		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Ordinary shares class F		63,647,927	62,585,836	62,126,623
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F	[1]	59,400,888	58,132,574
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F		2,392,168	2,392,168
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F	[1]	1,854,871	2,061,094

[1]	For movement in Ordinary shares class F to Ordinary shares, refer to note 6.